Long-term Debt - Term Loan B (Details) - Restated Credit Agreement - Term Loan B - USD ($)	1 Months Ended
	Sep. 30, 2016	Sep. 28, 2016
Debt covenants
Frequency of payment	quarterly
Principal payment	$ 1,375,000
Interest rate in effect at end of period (as a percent)		3.60%
ABR Loans | Alternate Base Rate
Debt covenants
Basis spread on variable rate (as a percent)	1.75%
Stated interest rate (as a percent)	1.75%
ABR Loans | LIBOR
Debt covenants
Variable rate, description of rate	LIBOR
Basis spread on variable rate (as a percent)	1.00%
ABR Loans | New York Federal Reserve Bank Rate
Debt covenants
Variable rate, description of rate	New York Federal Reserve Bank rate
Basis spread on variable rate (as a percent)	0.50%
LIBOR Loans
Debt covenants
Stated interest rate (as a percent)	0.75%
Frequency of interest payments, option one	1 month
Frequency of interest payments, option two	2 months
Frequency of interest payments, option three	3 months
Frequency of interest payments, option four	6 months
Interest payable, threshold period	3 months
LIBOR Loans | LIBOR
Debt covenants
Variable rate, description of rate	LIBOR
Basis spread on variable rate (as a percent)	2.75%
Standard & Poor's, BB Rating | Moody's, Ba3 Rating | Minimum
Debt covenants
Margin reduction per annum if ratings met (as a percent)	$ 0.25